UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par	Value
	(000)	(000)
COMMERCIAL PAPER† — 55.8%
Banks — 4.5%
Societe Generale North America
5.220%, 04/09/07	$20,000	$19,887
5.205%, 07/12/07	10,000	9,808
Svenska Handelsbanken NY
5.230%, 04/04/07	20,000	19,901
Westpac Banking
5.240%, 03/07/07	20,000	19,983
5.230%, 04/11/07	10,000	9,940
5.190%, 05/02/07	15,000	14,866
5.205%, 07/12/07	3,250	3,187

		97,572

Finance-Automotive — 2.7%
DaimlerChrysler Revolving Auto Conduit
5.250%, 04/12/07	20,000	19,878
5.240%, 04/24/07	20,000	19,843
5.240%, 05/24/07	20,000	19,756

		59,477

Financial Conduits — 39.0%
Alpine Securitization
5.235%, 07/03/07	4,886	4,798
Amstel Funding
5.250%, 04/17/07	10,000	9,931
5.240%, 05/31/07	20,000	19,735
Aspen Funding
5.245%, 04/16/07	15,000	14,899
5.250%, 05/01/07	10,000	9,911
5.240%, 05/09/07	10,000	9,900
Atlantis One Funding
5.220%, 03/12/07	15,560	15,535
5.230%, 04/09/07	10,000	9,943
Barton Capital
5.250%, 04/05/07	20,000	19,898
Cancara Asset Securitization
5.260%, 03/16/07	20,000	19,956
5.240%, 04/24/07	10,000	9,921
5.245%, 05/07/07	11,654	11,540
5.235%, 05/14/07	11,000	10,882
5.235%, 06/04/07	10,360	10,217
Curzon Funding
5.260%, 04/16/07	15,000	14,899
5.250%, 05/01/07	12,000	11,893
5.200%, 08/01/07	15,000	14,669
Edison Asset Securitization LLC
5.240%, 03/02/07	15,000	14,998
5.210%, 04/19/07	15,000	14,894
5.170%, 07/05/07	15,000	14,729
Fountain Square Commercial Funding
5.260%, 03/15/07	7,500	7,485
5.240%, 03/20/07	10,000	9,972
5.270%, 03/22/07	10,000	9,969
5.250%, 04/12/07	8,653	8,600
5.260%, 04/23/07	6,000	5,954
Galaxy Funding
5.250%, 03/13/07	5,175	5,166
5.240%, 04/25/07	15,000	14,880
5.240%, 05/07/07	20,000	19,805
5.240%, 05/09/07	10,000	9,900
5.240%, 05/25/07	10,000	9,876
Gemini Securitization
5.260%, 03/08/07	10,000	9,990
5.250%, 04/27/07	15,000	14,875
5.240%, 05/29/07	20,000	19,741
Govco
5.240%, 04/12/07	20,000	19,878
5.240%, 04/18/07	15,000	14,895
5.220%, 06/18/07	20,000	19,684
Greyhawk Funding LLC
5.230%, 03/15/07	10,000	9,980
5.270%, 03/21/07	15,000	14,956
5.240%, 04/12/07	18,000	17,890
5.280%, 04/12/07	2,000	1,988
5.240%, 04/24/07	15,000	14,882
Liberty Street Funding
5.265%, 03/06/07	20,000	19,985
5.260%, 03/15/07	20,000	19,959
5.260%, 03/22/07	20,000	19,939
5.250%, 04/26/07	5,000	4,959
Market Street Funding
5.260%, 03/15/07	15,000	14,969
5.240%, 05/25/07	8,999	8,888
Mont Blanc Capital
5.250%, 03/21/07	19,534	19,477
5.250%, 03/22/07	10,000	9,969
5.240%, 05/15/07	15,000	14,836
Old Line Funding
5.260%, 04/12/07	20,000	19,877
Perry Global Funding LLC
5.230%, 03/13/07	20,000	19,965
Scaldis Capital LLC
5.215%, 06/25/07	20,000	19,664
Solitaire Funding
5.240%, 04/12/07	20,000	19,878
5.240%, 05/21/07	20,000	19,764
Three Pillars Funding
5.210%, 04/09/07	15,000	14,915
5.250%, 04/16/07	10,000	9,933
Three Rivers Funding
5.270%, 03/09/07	20,502	20,478
5.270%, 03/16/07	10,000	9,978
Thunder Bay Funding LLC
5.230%, 04/05/07	20,092	19,990
Transamerica Asset Funding
5.270%, 03/01/07	15,000	15,000

		845,937

Financial Services — 9.6%
Dexia Delaware LLC
5.230%, 05/23/07	20,000	19,759
5.195%, 08/08/07	10,000	9,769
5.200%, 08/09/07	10,000	9,767
Greenwich Capital
5.280%, 04/05/07	15,000	15,000
5.180%, 06/26/07	15,000	14,747
HBOS Treasury Services
5.225%, 03/08/07	20,000	19,980
5.245%, 04/05/07	4,600	4,577
5.235%, 04/12/07	15,000	14,908
5.240%, 04/17/07	9,900	9,832
5.235%, 05/14/07	15,000	14,839
ING America Insurance Holdings
5.240%, 05/14/07	15,000	14,838

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par	Value
	(000)	(000)
COMMERCIAL PAPER† — continued
Financial Services — continued
Morgan Stanley
5.240%, 03/06/07	$10,000	$9,993
5.230%, 05/14/07	10,000	9,893
UBS Finance
5.240%, 04/05/07	20,000	19,898
5.235%, 05/09/07	20,000	19,799

		207,599

Total Commercial Paper (Cost $1,210,585)		1,210,585

CERTIFICATES OF DEPOSIT — 14.6%
Domestic — 1.2%
M&I Bank FSB
5.410%, 12/13/07	10,000	10,006
Wells Fargo Bank
5.120%, 03/09/07	6,000	6,000
Wilmington Trust
5.270%, 06/08/07	10,000	10,000

		26,006

Euro — 4.4%
ANZ Banking Group
5.400%, 03/20/07	10,000	10,000
BNP Paribas
5.305%, 07/09/07	20,000	20,000
Calyon
5.350%, 08/28/07	20,000	20,000
Deutsche Bank
5.410%, 06/01/07	15,000	15,000
HSBC Bank
5.310%, 05/16/07	20,000	20,000
Societe Generale
5.330%, 06/18/07	10,000	10,000

		95,000

Yankee — 9.0%
Abbey National Treasury Service CT
5.310%, 06/15/07	15,000	15,000
Bank of Ireland CT
5.335%, 05/10/07	15,000	15,000
5.340%, 08/09/07	20,000	20,000
Barclays Bank PLC NY
5.310%, 04/17/07	20,000	20,000
BNP Paribas NY
5.325%, 03/13/07	15,000	15,000
Canadian Imperial Bank of Commerce NY
5.410%, 06/15/07	4,100	4,101
5.305%, 07/05/07	15,000	15,000
Credit Suisse NY
5.356%, 03/27/07	7,000	7,000
5.380%, 05/17/07	10,000	10,000
Rabobank Nederland NV NY
5.235%, 11/21/07	20,000	20,009
Royal Bank of Canada NY
5.521%, 01/22/08	10,000	10,000
Toronto Dominion NY
5.298%, 07/09/07	20,000	20,000
UBS AG CT
5.330%, 10/23/07	24,000	24,015

		195,125

Total Certificates of Deposit (Cost $316,131)		316,131

CORPORATE BONDS — 12.7%
Banks — 3.6%
American Express Centurion (FRN)
5.410%, 07/19/07	12,700	12,705
Bank One (FRN)
5.560%, 04/10/07	10,000	10,003
5.560%, 10/01/07	5,750	5,758
Canadian Imperial Bank of Commerce (FRN) (MTN)
5.465%, 03/20/07	10,000	10,001
Deutsche Bank AG (FRN)
5.465%, 03/21/07	4,000	4,000
Wachovia (FRN) (MTN)
5.430%, 11/08/07	14,000	14,011
Wachovia Bank (FRN)
5.359%, 11/30/07	5,800	5,801
Wells Fargo (FRN)
5.426%, 03/23/07	5,000	5,000
5.422%, 09/28/07	10,000	10,006

		77,285

Finance - Automotive — 1.3%
American Honda Finance (FRN) (MTN)
5.470%, 08/23/07 (A)	8,500	8,506
Toyota Motor Credit (FRN) (MTN)
5.310%, 04/30/07	20,000	20,000

		28,506

Financial Services — 4.1%
Bear Stearns (FRN)
5.966%, 09/27/07	9,408	9,442
Bears Stearns (FRN) (MTN)
5.490%, 02/08/08	10,000	10,015
General Electric Capital (FRN) (MTN)
5.425%, 06/22/07	2,525	2,526
Goldman Sachs (FRN)
5.485%, 07/02/07	3,250	3,252
Goldman Sachs (FRN) (MTN)
5.460%, 05/11/07	11,000	11,003
5.790%, 02/26/08	6,600	6,629
Goldman Sachs (MTN)
7.200%, 03/01/07 (A)	10,000	10,000
Merrill Lynch (FRN) (MTN)
5.362%, 05/29/07	15,000	15,000
Morgan Stanley (FRN)
5.485%, 07/27/07	15,000	15,009
TIAA Global Markets
4.125%, 11/15/07 (A)	5,300	5,255

		88,131

Insurance — 3.7%
Allstate Life Global Funding II (FRN)
5.430%, 04/02/07 (A)	7,000	7,001
ASIF Global Financing XXI (FRN)
5.610%, 03/14/07 (A)	13,049	13,050
John Hancock Global Funding II
5.000%, 07/27/07 (A)	7,000	6,990

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Insurance — continued
MetLife Global Funding I
4.750%, 06/20/07 (A)	$3,500	$3,493
MetLife Global Funding I (FRN)
5.431%, 03/16/07 (A)	18,000	18,001
MetLife Global Funding I (FRN) (MTN)
5.350%, 06/01/07 (A)	8,000	8,001
Nationwide Life Global Funding I (FRN)
5.455%, 06/22/07 (A)	10,000	10,004
5.452%, 09/28/07 (A)	14,550	14,559

		81,099

Total Corporate Bonds (Cost $275,021)		275,021

MASTER NOTES — 2.1%
Banks — 2.1%
Bank of America (FRN)
5.382%, 02/15/49	25,000	25,000
5.382%, 03/14/49	10,000	10,000
5.382%, 08/03/49	10,000	10,000

Total Master Notes (Cost $45,000)		45,000

FUNDING AGREEMENTS — 1.6%
MetLife Funding Agreement (FRN)
5.421%, 09/17/07 (B)	15,000	15,000
New York Life Funding Agreement (FRN)
5.410%, 06/06/07 (B)	20,000	20,000

Total Funding Agreements (Cost $35,000)		35,000

MUNICIPAL SECURITIES — 1.4%
Colorado — 0.0%
Colorado Housing & Finance Authority (RB) (VRDN)
5.360%, 11/01/36	1,020	1,020
Georgia — 0.2%
The Ultima @ Eagles Landing LLC (RB) (LOC - SunTrust Bank) (VRDN)
5.420%, 04/01/25	4,750	4,750
North Carolina — 0.1%
Greensboro (GO) Series C (VRDN)
5.350%, 04/01/14	1,360	1,360
Pennsylvania — 0.2%
Pennsylvania Economic Development Financing Authority (RB) Series B3 (LOC - PNC Bank) (VRDN)
5.310%, 08/01/25	3,700	3,700
Tennessee — 0.2%
Tennessee State (TECP)
5.320%, 03/01/07	5,000	5,000
Virginia — 0.5%
Virginia State Housing Development Authority (RB) Series E (VRDN)
5.360%, 01/01/46	10,000	10,000
Washington — 0.2%
Seattle (GO) Series C (VRDN)
5.360%, 01/15/26	4,270	4,270

Total Municipal Securities (Cost $30,100)		30,100

	Number of Shares
MONEY MARKET FUNDS — 0.7%
AIM STIT Liquid Assets Portfolio	10,929,631	10,930
BlackRock Liquidity Funds TempFund	4,000,000	4,000

Total Money Market Funds (Cost $14,930)		14,930

	Par
	(000)
REPURCHASE AGREEMENTS — 11.4%
Bank of America 5.330% (dated 02/28/07, due 03/01/07, repurchase price $30,004,442, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.942% to 7.452%, due 12/01/35 to 11/01/36, total market value $30,600,001)	$30,000	30,000
Barclays 5.330% (dated 02/28/07, due 03/01/07, repurchase price $43,006,366, collateralized by Federal Home Loan Bank and Federal Home Loan Mortgage Corporation Bonds and Notes, 5.125% to 5.160%, due 05/29/07 to 07/30/08, total market value $43,860,326)	43,000	43,000
Deutsche Bank 5.340% (dated 02/28/07, due 03/01/07, repurchase price $36,005,340, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.000% to 6.125%, due 07/01/35 to 02/01/37, total market value $36,720,000)	36,000	36,000
Goldman Sachs 5.330% (dated 02/28/07, due 03/01/07, repurchase price $59,008,735, collateralized by Federal National Mortgage Association Bond, 5.000%, due 05/01/36, total market value $60,180,000)	59,000	59,000
Greenwich Capital 5.330% (dated 02/28/07, due 03/01/07, repurchase price $80,011,844, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.739% to 6.335%, due 06/01/36 to 12/01/36, total market value $81,604,399)	80,000	80,000

Total Repurchase Agreements (Cost $248,000)		248,000

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

Value
(000)
TOTAL INVESTMENTS — 100.3% (Cost $2,174,767)*	$2,174,767

Other Assets & Liabilities — (0.3)%	(6,486)

TOTAL NET ASSETS — 100.0%	$2,168,281

*	Also cost for federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $104,860 and represents 4.8% of net assets as of February 28, 2007.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $35,000 and represents 1.6% of net assets as of February 28, 2007.
FRN —	Floating Rate Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Company

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedule of Investments.

Allegiant Advantage Institutional Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

1. Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at February 28, 2007 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

2. Investment Transactions

Investment transactions are recorded on trade date.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allegiant Advantage Fund

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer (principal executive officer)

Date April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer (principal executive officer)

Date April 23, 2007

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer (principal financial officer)

Date April 24, 2007

*	Print the name and title of each signing officer under his or her signature.